Provisions for employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Provisions for employee benefits
Schedule of provision for employee benefits
(€ million)	December 31, 2024	December 31, 2023
Italian defined benefit plans	151	156
Foreign defined benefit plans	108	121
FISDE, foreign medical plans and other	112	118
Defined benefit plans	371	395
Other benefit plans	310	353
Provision for employee benefits	681	748

Schedule of present value of employee benefits, estimated by applying actuarial techniques
	2024						2023
(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Defined benefit plans	Other benefit plans	Total	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Defined benefit plans	Other benefit plans	Total
Present value of benefit liabilities at beginning of year	156	380	118	654	353	1,007	177	644	126	947	341	1,288
Current service cost	1	12	2	15	56	71	1	10	2	13	51	64
Interest cost	5	18	4	27	11	38	6	29	4	39	10	49
Remeasurements:	(1)	(22)	(2)	(25)	1	(24)	5	24	1	30	(2)	28
- actuarial (gains) losses due to changes in demographic assumptions		(1)		(1)		(1)	1	1		2	(1)	1
- actuarial (gains) losses due to changes in financial assumptions		(22)		(22)	5	(17)	4	8	2	14	1	15
- experience (gains) losses	(1)	1	(2)	(2)	(4)	(6)		15	(1)	14	(2)	12
Past service cost and (gain) loss on settlements		9		9	3	12	2	(13)	4	(7)	91	84
Plan contributions:		2		2		2		1		1		1
- employee contributions		2		2		2		1		1		1
Benefits paid	(10)	(85)	(8)	(103)	(113)	(216)	(37)	(39)	(9)	(85)	(97)	(182)
Reclassification to liabilities directly associated with assets held for sale								(147)	(6)	(153)	(2)	(155)
Currency translation differences and other changes		55	(2)	53	(1)	52	2	(129)	(4)	(131)	(39)	(170)
Present value of benefit liabilities at end of year (a)	151	369	112	632	310	942	156	380	118	654	353	1,007
Plan assets at beginning of year		261		261		261		503		503		503
Interest income		14		14		14		19		19		19
Return on plan assets		(17)		(17)		(17)
Administrative fees paid		(1)		(1)		(1)
Plan contributions:		25		25		25		25		25		25
- employee contributions		2		2		2		1		1		1
- employer contributions		23		23		23		24		24		24
Benefits paid		(25)		(25)		(25)		(31)		(31)		(31)
Reclassification to liabilities directly associated with assets held for sale								(123)		(123)		(123)
Currency translation differences and other changes		6		6		6		(132)		(132)		(132)
Plan assets at end of year (b)		263		263		263		261		261		261
Asset ceiling at beginning of year		2		2		2		1		1		1
Change in asset ceiling								1		1		1
Asset ceiling at end of year (c)		2		2		2		2		2		2
Net liability recognized at end of year (a-b+c)	151	108	112	371	310	681	156	121	118	395	353	748

Schedule of costs charged to profit and loss account and other comprehensive income

Costs charged to the profit and loss account, valued using actuarial assumptions, consisted of the following:

(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Defined benefit plans	Other benefit plans	Total
2024
Current service cost	1	12	2	15	56	71
Past service cost and (gains) losses on settlements		9		9	3	12
Interest cost (income), net:
- interest cost on liabilities	5	18	4	27	11	38
- interest income on plan assets		(14)		(14)		(14)
Total interest cost (income), net	5	4	4	13	11	24
- of which recognized in "Payroll and related cost"					11	11
- of which recognized in "Financial income (expense)"	5	4	4	13		13
Remeasurements for long-term plans					1	1
Administrative fees paid		1		1		1
Total	6	26	6	38	71	109
- of which recognized in "Payroll and related cost"	1	22	2	25	71	96
- of which recognized in "Financial income (expense)"	5	4	4	13		13
2023
Current service cost	1	10	2	13	51	64
Past service cost and (gains) losses on settlements	2	(13)	4	(7)	91	84
Interest cost (income), net:
- interest cost on liabilities	6	29	4	39	10	49
- interest income on plan assets		(19)		(19)		(19)
Total interest cost (income), net	6	10	4	20	10	30
- of which recognized in "Payroll and related cost"					10	10
- of which recognized in "Financial income (expense)"	6	10	4	20		20
Remeasurements for long-term plans					(2)	(2)
Total	9	7	10	26	150	176
- of which recognized in "Payroll and related cost"	3	(3)	6	6	150	156
- of which recognized in "Financial income (expense)"	6	10	4	20		20
	2024				2023
(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Total	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Total
Actuarial (gains)/losses due to changes in demographic assumptions		(1)		(1)	1	1		2
Actuarial (gains)/losses due to changes in financial assumptions		(22)		(22)	4	8	2	14
Experience (gains) losses	(1)	1	(2)	(2)		15	(1)	14
Return on plan assets		17		17
Changes in asset ceiling						1		1
Remeasurements	(1)	(5)	(2)	(8)	5	25	1	31

Schedule of plan assets
(€ million)	Cash and cash equivalents	Equity securities	Debt securities	Real estate	Derivatives	Investment funds	Assets held by insurance companies	Other	Total
December 31, 2024
Plan assets with a quoted market price	4	25	125	11	43	1	32	19	260
Plan assets without a quoted market price							3		3
	4	25	125	11	43	1	35	19	263
December 31, 2023
Plan assets with a quoted market price	4	24	121	11	55		5	15	235
Plan assets without a quoted market price							26		26
	4	24	121	11	55		31	15	261

Schedule of analysis by geographical area related to the main actuarial assumptions used in the valuation of the principal foreign defined benefit plans
		Euro area			Rest of Europe			Africa			Other areas	Foreign defined benefit plans
2024
Discount rate	(%)	3.2	-	3.6	1.1	-	5.5	3.3	-	26.1	7.1	1.1	-	26.1
Rate of compensation increase	(%)	2.0	-	3.4			2.8	5.0	-	15.0	5.0	2.0	-	15.0
Rate of price inflation	(%)			2.0	1.0	-	3.5	3.0	-	14.0	3.5	1.0	-	14.0
Life expectations on retirement at age 65	(years)	21	-	23	23	-	24	14	-	18		14	-	24
2023
Discount rate	(%)	3.2	-	3.3	1.4	-	4.5	3.2	-	25.9	6.9	1.4	-	25.9
Rate of compensation increase	(%)	1.9	-	3.0			3.0	5.0	-	20.0	5.0	1.9	-	20.0
Rate of price inflation	(%)	1.9	-	2.1	1.2	-	3.4	3.1	-	15.5	3.5	1.2	-	15.5
Life expectations on retirement at age 65	(years)	21	-	23			23	14	-	18		14	-	23

Schedule of analysis by maturity date of the liabilities for employee benefit plans and their relative weighted average duration
(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Other benefit plans
December 31, 2024
2025	19	24	8	108
2026	16	26	7	92
2027	16	21	7	80
2028	17	16	7	13
2029	18	19	7	5
2030 and thereafter	65	263	76	12
Weighted average duration (years)	6.1	13.1	11.3	2.1
December 31, 2023
2024	14	24	9	107
2025	13	22	9	103
2026	14	23	7	86
2027	16	22	7	30
2028	18	23	7	14
2029 and thereafter	81	7	79	13
Weighted average duration (years)	6.8	13.6	10.8	2.3